Other Assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
OTHER ASSETS

13. OTHER ASSETS

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
Current
Receivable from on-line payment platforms	33,710,165	33,485,153	4,788,313
Interest receivable	1,413,179	846,599	121,062
Deposits	13,408,363	10,873,529	1,554,894
Advance to suppliers	14,671,464	13,345,047	1,908,316
VAT recoverable	16,958,328	16,667,517	2,383,423
Others	51,910,514	39,371,812	5,630,095
Less: impairment provision	(17,173,423)	(22,032,257)	(3,150,571)
Total	114,898,590	92,557,400	13,235,532

Non-current
Rental deposit	51,522,452	49,800,242	7,121,340
Deposits and prepayments for purchase of buildings*	192,305,859	399,351,008	57,106,435
VAT recoverable	13,963,593	16,844,688	2,408,758
Others	37,059,802	23,869,974	3,413,361
Less: impairment provision	(192,305,859)	(192,305,859)	(27,499,372)
Total	102,545,847	297,560,053	42,550,522

*	For the year ended December 31, 2025, the Group paid RMB125 million as an intention deposit to acquire a building located in Yangpu District, Shanghai through a public auction, and Malaysian Ringgit (“MYR”) 44 million (equivalent to RMB75 million) to acquire a property in Malaysia, respectively (Note 23).